FINANCIAL RISK MANAGEMENT - Disclosure of the net position of derivative instruments designated as fair value hedges consists exclusively of financial derivatives (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
FINANCIAL RISK MANAGEMENT
Fair value	R$ 52,319
Fair value hedges [member]
FINANCIAL RISK MANAGEMENT
Protection object	Interest Rate
Reference currency (Notional)	BRL
Fair value	R$ 52,319